DERIVATIVE INSTRUMENTS - Cash flow hedging relationship on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income (loss) from derivatives before reclassifications	$ 3,445	$ 535	$ (489)
Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	$ 2,126	$ 291	$ (245)
Operating Expense [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	"Operating expenses (income)"	"Operating expenses (income)"
Income (loss) reclassified from accumulated other comprehensive income (loss) (effective portion)	$ (2,126)	$ (291)
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	"Other comprehensive income (loss)"	"Other comprehensive income (loss)"
Comprehensive income (loss) from derivatives before reclassifications	$ 3,445	$ 535